Investment Objectives and Goals	Apr. 30, 2025
ETC Cabana Target Beta ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ETC Cabana Target Beta ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETC Cabana Target Beta ETF (the “Fund”) seeks to provide long-term growth.
ETC Cabana Target Drawdown 10 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ETC Cabana Target Drawdown 10 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETC Cabana Target Drawdown 10 ETF (the “Fund”) seeks to provide long-term growth within a targeted risk parameter.
ETC Cabana Target Leading Sector Moderate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ETC Cabana Target Leading Sector Moderate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETC Cabana Target Leading Sector Moderate ETF (the “Fund”) seeks to provide long-term growth.
QRAFT AI-Enhanced U.S. Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – QRAFT AI-Enhanced U.S. Large Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The QRAFT AI-Enhanced U.S. Large Cap ETF (the “Fund”) seeks capital appreciation.
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (the “Fund”) seeks capital appreciation.
LG QRAFT AI-Powered U.S. Large Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - LG QRAFT AI-Powered U.S. Large Cap Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LG QRAFT AI-Powered U.S. Large Cap Core ETF (the “Fund”) seeks capital appreciation.